SEGMENT INFORMATION 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	$ 28,750	[1]	$ 27,035	[1]	$ 26,707	[1]
Assets. percentage geographical	100.00%		100.00%		100.00%
Segment reporting information, Revenue	11,035		10,557		9,647
Revenues, percentage geographical	100.00%		100.00%		100.00%
Entity-Wide Disclosure On Geographic Areas, United States [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	24,183	[1]	22,654	[1]	22,698	[1]
Assets. percentage geographical	84.00%		84.00%		85.00%
Segment reporting information, Revenue	8,774	[2]	8,478	[2]	7,711	[2]
Revenues, percentage geographical	79.00%		80.00%		80.00%
Entity-Wide Disclosure On Geographic Areas Mexico [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	2,821	[1]	2,597	[1]	2,219	[1]
Assets. percentage geographical	10.00%		9.00%		8.00%
Segment reporting information, Revenue	727	[2]	584	[2]	495	[2]
Revenues, percentage geographical	7.00%		6.00%		5.00%
Entity-Wide Disclosure On Geographic Areas, South America [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	1,746	[1]	1,784	[1]	1,790	[1]
Assets. percentage geographical	6.00%		7.00%		7.00%
Segment reporting information, Revenue	$ 1,534	[2]	$ 1,495	[2]	$ 1,441	[2]
Revenues, percentage geographical	14.00%		14.00%		15.00%

[1]	Includes net property, plant and equipment and investments.
[2]	Amounts are based on where the revenue originated, after intercompany eliminations.